Segmental analysis - Reported external net operating income by country/territory (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of geographical areas [line items]
Net operating income	$ 26,745	$ 26,726	$ 29,372
UK
Disclosure of geographical areas [line items]
Net operating income	4,166	4,434	4,577
Hong Kong
Disclosure of geographical areas [line items]
Net operating income	8,703	8,988	9,461
US
Disclosure of geographical areas [line items]
Net operating income	2,435	2,178	2,293
France
Disclosure of geographical areas [line items]
Net operating income	697	963	979
Other countries
Disclosure of geographical areas [line items]
Net operating income	$ 10,744	$ 10,163	$ 12,062